Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	6 Months Ended	12 Months Ended		14 Months Ended	18 Months Ended	24 Months Ended	26 Months Ended	30 Months Ended	36 Months Ended	38 Months Ended	42 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 24, 2022	Apr. 27, 2022	Oct. 31, 2015	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000138493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF — NAV Return
Accumulated Value			$ 10,000				$ 9,864			$ 10,538			$ 11,175			$ 10,095	$ 8,525	$ 14,237	$ 16,888	$ 16,507	$ 15,858	$ 16,674
C000234823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF — NAV Return
Accumulated Value		$ 10,000			$ 6,851				$ 6,183			$ 5,522			$ 6,394
C000237566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Invesco Agriculture Commodity Strategy No K-1 ETF — NAV Return
Accumulated Value	$ 10,000			$ 9,659				$ 10,803			$ 13,070			$ 14,125
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Index
Accumulated Value	10,000	10,000	10,000	9,356	8,915		10,559	9,517	9,068	10,683	10,425	9,934	10,464	11,018	10,499	11,462	12,108	11,957	9,472	9,635	10,554	11,154
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Index (Net)
Accumulated Value	10,000	10,000	10,000	9,261	9,057		10,205	10,234	10,008	12,573	13,590	13,290	12,508	16,667	16,299	14,082	14,771	20,277	16,230	17,935	23,816	29,208
DBIQ Optimum Yield Diversified Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						DBIQ Optimum Yield Diversified Commodity Index Total Return
Accumulated Value			10,000				9,912			10,710			11,496			10,579	8,931	15,180	18,134	17,907	17,325	18,806
DBIQ Optimum Yield Diversified Commodity Index Excess Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						DBIQ Optimum Yield Diversified Commodity Index Excess Return
Accumulated Value			$ 10,000				$ 9,886			$ 10,595			$ 11,173			$ 10,055	$ 8,437	$ 14,333	$ 16,895	$ 15,874	$ 14,574	$ 15,161
S And P GSCI Electric Vehicle Metals Excess Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P GSCI Electric Vehicle Metals Excess Return Index
Accumulated Value		10,000			6,827				5,720			4,744			5,297
S And P GSCI Electric Vehicle Metals Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P GSCI Electric Vehicle Metals Total Return Index
Accumulated Value		$ 10,000			$ 6,909				$ 6,086			$ 5,320			$ 6,198
S And P GSCI Agriculture Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P GSCI Agriculture Index - TR
Accumulated Value	10,000			9,998				9,358			8,692			8,691
DBIQ Diversified Agriculture Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						DBIQ Diversified Agriculture Index Total Return
Accumulated Value	10,000			9,682				10,899			13,266			14,440
DBIQ Diversified Agriculture Index Excess Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						DBIQ Diversified Agriculture Index Excess Return
Accumulated Value	$ 10,000			$ 9,622				$ 10,305			$ 11,904			$ 12,418